Property, Plant and Equipment - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Interest capitalized	$ 101	$ 89	$ 76
Property, plant and equipment additions, non-cash	124	101
Property, plant and equipment included in accounts payable	498	396
Property, plant and equipment
Property, Plant and Equipment [Line Items]
Depreciation	$ 1,328	$ 1,396	$ 1,488